UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000
Date of fiscal year-end:	October 31st
Date of reporting period:	November 1, 2014 to January 31, 2015

Item 1:	Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2015 (unaudited)

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (121.4%)
Advertising (4.8%)
$885		Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	$907,125
1,000		Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 03/15/15 @ 105.72)	(B, B3)	03/15/20	7.625	1,060,000
2,964		Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	3,071,445
1,800		Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)‡	(B+, B3)	02/15/22	6.125	1,809,000
2,400		Southern Graphics, Inc. Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 106.28)‡	(CCC+, Caa1)	10/15/20	8.375	2,412,000
4,250		WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)‡	(B+, B1)	01/15/21	6.000	4,324,715

						13,584,285

Auto Parts & Equipment (3.0%)
1,000		Gestamp Funding Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 05/31/16 @ 102.81)‡	(BB, B1)	05/31/20	5.625	1,015,000
525		Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)	(BB, Ba2)	03/15/20	8.125	550,725
2,650		MPG Holdco I, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/17 @ 105.53)‡	(B+, B3)	10/15/22	7.375	2,769,250
500		Schaeffler Holding Finance B.V., 6.875% Cash, 7.625% PIK, Rule 144A, Senior Secured Notes (Callable 03/02/15 @ 105.16)‡[1]	(B, B1)	08/15/18	14.500	525,000
4,000		UCI International, Inc., Global Company Guaranteed Notes (Callable 03/02/15 @ 104.31)	(CCC, Caa1)	02/15/19	8.625	3,700,000

						8,559,975

Automakers (0.4%)
1,000		CG Co-Issuer, Inc., Global Secured Notes (Callable 06/15/16 @ 104.13)	(B, B1)	06/15/21	8.250	1,117,500

Banking (1.1%)
3,090		CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/02/15 @ 105.81)‡	(B+, B1)	02/15/18	7.750	3,244,114
—	¿	FCC Holdings Finance Subsidiary, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/02/15 @ 100.00)‡^[k]	(CCC+, Ca)	12/15/15	13.000	29

						3,244,143

Building & Construction (1.5%)
2,150		AV Homes, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/16 @ 106.38)‡	(B-, Caa1)	07/01/19	8.500	2,072,063
600		K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC+, Ba3)	11/01/21	2.000	411,000
1,600		NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)‡	(B+, B3)	01/15/23	8.250	1,636,000

						4,119,063

Building Materials (5.4%)
4,500		Euramax International, Inc., Global Senior Secured Notes (Callable 03/02/15 @ 104.75)§	(B-, Caa2)	04/01/16	9.500	4,230,000
2,500		Headwaters, Inc., Global Company Guaranteed Notes (Callable 01/15/16 @ 103.63)	(B-, Caa1)	01/15/19	7.250	2,625,000
3,750		Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(BB-, B1)	04/01/19	7.625	3,918,750
3,073		Interline Brands, Inc., 10.000% Cash, 10.750% PIK, Global Senior Unsecured Notes (Callable 03/02/15 @ 105.00)[1]	(CCC+, Caa2)	11/15/18	20.750	3,234,332
1,275		The Hillman Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/17 @ 104.78)‡	(CCC+, Caa1)	07/15/22	6.375	1,243,125

						15,251,207

Cable & Satellite TV (7.7%)
2,000		Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)‡	(BB-, B1)	01/15/22	6.500	2,045,000
400		Altice Finco S.A., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.81)‡	(B-, B3)	02/15/25	7.625	400,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Cable & Satellite TV
$4,000	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(B+, B1)	02/01/20	7.250	$4,080,000
1,150	Cablevision Systems Corp., Senior Unsecured Notes	(B, B1)	04/15/20	8.000	1,300,938
1,500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	09/01/19	7.875	1,706,250
500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/21	6.750	544,375
600	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	11/15/24	5.875	604,500
2,324	Harron Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 104.56)‡	(BB-, B3)	04/01/20	9.125	2,509,920
1,250	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 104.69)‡	(B-, B3)	08/01/21	6.250	1,271,875
1,700	Numericable-SFR, Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)‡	(B+, Ba3)	05/15/22	6.000	1,741,055
2,800	Numericable-SFR, Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)‡	(B+, Ba3)	05/15/24	6.250	2,901,500
900	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 01/15/20 @ 102.88)‡	(NR, B2)	01/15/25	5.750	933,750
1,000	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/18 @ 103.50)‡£	(B, B2)	04/15/23	7.000	1,638,198

					21,677,361

Chemicals (6.4%)
300	Axalta Coating Systems Dutch Holding B, Rule 144A, Company Guaranteed Notes (Callable 02/04/16 @ 105.53)‡	(B-, Caa1)	05/01/21	7.375	321,750
1,800	Calcipar S.A., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB, Ba3)	05/01/18	6.875	1,831,500
3,025	Chemtura Corp., Company Guaranteed Notes (Callable 07/15/16 @ 104.31)	(BB-, B1)	07/15/21	5.750	2,964,500
3,196	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 11/15/16 @ 103.19)	(BB-, Ba3)	11/15/20	6.375	2,700,620
250	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/02/15 @ 102.00)‡€#	(BB-, Ba3)	02/15/19	7.250	289,377
1,500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 105.63)‡	(BB-, Ba3)	05/01/20	7.500	1,591,875
1,150	Ineos Group Holdings S.A., Rule 144A, Company Guaranteed Notes (Callable 05/15/15 @ 103.25)‡§	(B-, B3)	08/15/18	6.125	1,118,375
1,100	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.78)‡	(B+, B1)	10/15/19	6.375	1,120,625
882	OMNOVA Solutions, Inc., Global Company Guaranteed Notes (Callable 03/02/15 @ 103.94)	(B-, B2)	11/01/18	7.875	904,050
3,204	Polymer Group, Inc., Global Senior Secured Notes (Callable 03/02/15 @ 103.88)	(B-, B2)	02/01/19	7.750	3,332,160
1,775	Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 105.16)‡	(CCC+, Caa1)	06/01/19	6.875	1,701,781
272	Reichhold Industries, Inc., 9.000% Cash, 11.000% PIK, Rule 144A, Senior Secured Notes (Callable 03/02/15 @ 100.00)‡[1]	(NR, NR)	05/08/17	20.000	115,454

					17,992,067

Consumer/Commercial/Lease Financing (1.4%)
4,500	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)‡	(CCC+, Caa2)	08/01/22	7.250	4,061,250

Diversified Capital Goods (2.1%)
2,210	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	2,355,418
3,584	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)‡	(B+, Ba3)	09/01/22	5.500	3,584,000

					5,939,418

Electric - Generation (1.0%)
2,750	Dynegy Finance II, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.81)‡	(B+, B3)	11/01/24	7.625	2,835,938

Energy - Exploration & Production (7.9%)
4,514	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(B-, B3)	04/15/21	6.750	4,062,600

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$2,639	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ 103.88)	(B-, B3)	04/01/19	7.750	$1,359,085
600	Energy XXI Gulf Coast, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/19 @ 103.44)‡	(B-, Caa2)	03/15/24	6.875	267,000
4,350	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 03/02/15 @ 104.13)§	(B-, Caa2)	02/15/18	8.250	2,881,875
500	Harkand Finance, Inc., Reg S, Rule 144A, Senior Secured Notes (Callable 03/28/16 @ 104.50)‡[2]	(NR, NR)	03/28/19	7.500	385,000
1,400	Memorial Production Finance Corp., Global Company Guaranteed Notes (Callable 05/01/17 @ 103.81)	(B-, Caa1)	05/01/21	7.625	1,263,500
1,134	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)	(B+, B2)	11/01/21	6.500	1,040,445
2,000	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)§	(B+, B2)	03/15/22	6.875	1,851,250
3,647	PDC Energy, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.88)	(B-, B3)	10/15/22	7.750	3,537,590
4,026	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(B-, B3)	11/15/22	7.500	3,522,750
3,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ 104.25)	(B-, B3)	06/15/19	8.500	1,935,000
350	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)	(BB+, Ba2)	03/15/21	5.750	334,687

					22,440,782

Food - Wholesale (0.5%)
1,400	Smithfield Foods, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 104.41)‡	(BB-, B2)	08/01/21	5.875	1,442,000

Forestry & Paper (0.1%)
300	Lecta S.A., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.66)‡€	(B, B2)	05/15/19	8.875	351,589
950	Stone & Webster, Inc.^k3	(NR, NR)	10/23/19	0.000	3,563

					355,152

Gaming (0.9%)
936	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 03/02/15 @ 100.00)‡	(B-, Caa1)	11/15/19	7.250	933,660
1,500	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)‡€	(B, B2)	02/15/21	8.250	1,734,992

					2,668,652

Gas Distribution (4.3%)
3,469	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	3,877,301
1,450	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B, B1)	02/15/21	5.750	1,373,875
2,750	Genesis Energy LP, Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B, B1)	06/15/24	5.625	2,502,500
4,525	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	4,411,875

					12,165,551

Health Facilities (2.3%)
4,050	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)‡	(B-, B3)	08/01/19	8.750	4,039,875
2,100	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, B3)	04/01/22	8.125	2,373,000

					6,412,875

Insurance Brokerage (3.0%)
4,125	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)‡	(CCC+, Caa2)	12/15/20	7.875	4,166,250
1,750	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 07/15/15 @ 102.00)‡[1]	(CCC+, Caa2)	07/15/19	17.000	1,723,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Insurance Brokerage
$2,450	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 10/01/16 @ 105.91)‡	(CCC+, Caa1)	10/01/21	7.875	$2,456,125

					8,346,125

Investments & Misc. Financial Services (3.6%)
1,500	Arrow Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/01/16 @ 103.94)‡£	(BB-, B1)	03/01/20	7.875	2,331,701
1,500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)‡£	(B+, B2)	10/01/19	10.375	2,475,883
2,950	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)‡	(B, B1)	04/01/20	7.375	2,787,750
1,400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)‡	(B, B1)	04/15/22	6.875	1,270,500
1,275	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.50)‡	(B, B2)	12/01/18	7.000	1,296,516

					10,162,350

Media Content (1.2%)
3,200	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 103.06)	(B+, B1)	10/01/22	6.125	3,312,000

Medical Products (1.3%)
3,428	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/02/15 @ 106.00)‡	(B, B2)	03/15/18	8.000	3,586,545

Metals & Mining - Excluding Steel (7.3%)
3,100	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡§	(CCC, Caa2)	04/01/21	7.000	2,228,125
426	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes‡	(B-, B3)	10/01/18	10.000	447,300
1,800	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)‡	(BB, Ba3)	12/15/20	6.125	1,784,250
3,430	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B+, B3)	06/01/19	9.500	3,678,675
4,200	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	4,326,000
3,250	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 105.50)	(CCC, Caa2)	06/01/19	11.000	3,201,250
4,000	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)	(B-, B3)	04/15/19	7.750	2,820,000
3,100	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	2,046,000

					20,531,600

Oil Field Equipment & Services (6.8%)
4,500	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.75)‡	(BB-, B1)	12/01/20	7.500	3,870,000
4,080	FTS International, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/17 @ 104.69)‡	(B, B2)	05/01/22	6.250	3,080,400
1,700	Pacific Drilling S.A., Reg S, Senior Unsecured Notes[2]	(NR, NR)	02/23/15	8.250	1,691,500
1,575	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)‡	(B+, B2)	12/01/17	7.250	1,299,375
2,050	Parker Drilling Co., Global Company Guaranteed Notes (Callable 01/15/18 @ 103.38)	(B+, B1)	07/15/22	6.750	1,496,500
200	Parker Drilling Co., Global Company Guaranteed Notes (Callable 08/01/16 @ 103.75)	(B+, B1)	08/01/20	7.500	156,000
2,000	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B+, B2)	03/15/22	6.125	1,415,000
2,250	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 05/01/15 @ 104.31)‡§	(B+, Ba3)	11/01/18	8.625	1,800,000
3,575	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, Caa1)	11/15/19	9.750	2,055,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Field Equipment & Services
$2,500	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/02/15 @ 103.94)‡	(BB, B1)	01/15/19	7.875	$2,346,875

					19,211,275

Oil Refining & Marketing (4.7%)
1,000	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)‡	(B+, B3)	08/15/22	6.250	975,000
4,400	Coffeyville Finance, Inc., Global Secured Notes (Callable 11/01/17 @ 103.25)	(B+, B2)	11/01/22	6.500	4,202,000
2,650	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 11/15/15 @ 105.34)	(BB-, B1)	11/15/20	7.125	2,703,000
4,500	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	4,612,500
700	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B+, B3)	04/01/21	6.250	686,000

					13,178,500

Packaging (2.9%)
200	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/17 @ 103.38)‡	(CCC+, Caa1)	01/31/21	6.750	196,500
700	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63)‡€	(CCC+, Caa1)	10/15/20	9.250	845,209
2,100	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes‡	(BB+, Ba3)	01/15/25	5.375	2,202,375
4,150	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 02/15/16 @ 104.13)§	(CCC+, Caa2)	02/15/21	8.250	4,238,188
695	Signode Industrial Group U.S., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/17 @ 104.78)‡	(CCC+, Caa1)	05/01/22	6.375	663,725

					8,145,997

Personal & Household Products (2.3%)
3,100	Alphabet Holding Co., Inc., 7.750% Cash, 8.500% PIK, Global Senior Unsecured Notes (Callable 03/02/15 @ 102.00)[1]	(CCC+, Caa1)	11/01/17	16.000	2,697,000
3,690	NBTY, Inc., Global Company Guaranteed Notes (Callable 03/02/15 @ 104.50)	(B-, B3)	10/01/18	9.000	3,782,250

					6,479,250

Pharmaceuticals (1.3%)
2,025	Capsugel S.A., 7.000 Cash%, 7.750% PIK, Rule 144A, Senior Unsecured Notes (Callable 02/17/15 @ 102.00)‡[1]	(B-, Caa1)	05/15/19	14.750	2,066,766
392	inVentiv Health, Inc., 10.000% Cash, 12.000% PIK, Rule 144A, Company Guaranteed Notes (Callable 08/15/15 @ 105.00)‡[1]	(CCC, Caa2)	08/15/18	22.000	381,220
283	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/02/15 @ 105.00)‡	(CCC, Caa3)	08/15/18	11.000	260,360
1,000	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ 103.38)‡	(B, B1)	08/15/21	6.750	1,056,250

					3,764,596

Printing & Publishing (1.1%)
3,008	Harland Clarke Holdings Corp., Rule 144A, Senior Secured Notes (Callable 08/01/15 @ 104.88)‡	(B+, B1)	08/01/18	9.750	3,218,560

Property & Casualty Insurance (0.7%)
2,100	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)‡	(CCC+, Caa2)	10/01/22	8.500	2,044,875

Real Estate Investment Trusts (5.3%)
4,250	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63)	(B, Ba3)	04/15/19	7.250	4,356,250
4,400	iStar Financial, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.50)	(B+, B2)	07/01/19	5.000	4,345,000
1,850	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	1,998,000
1,000	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/17 @ 104.41)‡	(B+, B2)	08/01/22	5.875	1,015,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Real Estate Investment Trusts
$875	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(BB-, Ba3)	02/15/21	6.625	$923,125
2,250	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 102.56)	(BB-, Ba3)	04/01/23	5.125	2,250,000

					14,887,375

Software - Services (6.8%)
4,278	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, B3)	05/01/19	8.625	4,502,595
1,000	Infor U.S., Inc., Global Company Guaranteed Notes (Callable 04/01/15 @ 107.50)€	(B-, Caa1)	04/01/19	10.000	1,228,657
2,400	MedAssets, Inc., Global Company Guaranteed Notes (Callable 03/02/15 @ 104.00)	(B, B3)	11/15/18	8.000	2,505,000
3,000	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)§	(BB-, B2)	01/15/23	4.500	2,640,000
2,350	Sophia Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/02/15 @ 107.31)‡	(CCC+, Caa1)	01/15/19	9.750	2,517,437
3,000	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)‡	(CCC+, Caa1)	04/01/22	8.750	1,665,000
3,931	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 03/02/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	4,107,895

					19,166,584

Specialty Retail (1.4%)
500	Academy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/02/15 @ 106.94)‡	(CCC+, B3)	08/01/19	9.250	530,000
563	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.00)‡	(CCC+, Caa2)	11/15/18	10.000	527,109
75	IT Holding Finance S.A., Company Guaranteed Notes€[k]ø	(NR, NR)	11/15/25	9.875	834
550	Netflix, Inc., Rule 144A, Senior Unsecured Notes‡	(BB-, B1)	03/01/24	5.750	572,000
1,660	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	1,734,700
1,500	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)‡€	(CCC, Caa1)	04/15/19	9.875	677,070

					4,041,713

Steel Producers/Products (0.8%)
2,685	JMC Steel Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/02/15 @ 106.19)‡	(B-, Caa1)	03/15/18	8.250	2,231,906

Support - Services (7.0%)
3,125	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, B1)	06/01/21	7.250	3,304,687
1,000	Europcar Groupe S.A., Rule 144A, Secured Notes‡€	(B-, Caa1)	05/15/17	11.500	1,275,149
4,400	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)	(BB-, B3)	09/01/22	7.000	4,213,000
2,100	Light Tower Rentals, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.09)‡	(B, B2)	08/01/19	8.125	1,464,750
2,000	NCSG Crane & Heavy Haul Services, Rule 144A, Secured Notes (Callable 08/15/17 @ 109.50)‡	(B, B3)	08/15/19	9.500	1,520,000
1,300	Outerwall, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/17 @ 104.41)‡	(BB-, Ba3)	06/15/21	5.875	1,215,500
1,080	Sabre GLBL, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.38)‡	(B+, Ba3)	05/15/19	8.500	1,159,650
2,075	Safway Finance Corp., Rule 144A, Secured Notes (Callable 05/15/15 @ 103.50)‡	(B+, B3)	05/15/18	7.000	2,028,935
765	The Hertz Corp., Global Company Guaranteed Notes (Callable 01/15/16 @ 103.69)	(B, B2)	01/15/21	7.375	810,824
625	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/01/16 @ 104.13)	(BB-, B1)	02/01/21	8.250	678,906
2,100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/15/16 @ 103.69)	(BB-, B1)	05/15/20	7.375	2,270,625

					19,942,026

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Fixed Line (0.4%)
$1,000	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/18 @ 104.50)‡	(CCC+, Caa1)	04/01/23	6.000	$1,010,000

Telecom - Integrated/Services (4.4%)
1,000	Altice S.A., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.81)‡	(B, B3)	02/15/25	7.625	1,000,000
1,000	Cogent Communications Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/17 @ 104.22)‡	(B-, Caa1)	04/15/21	5.625	980,000
550	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes‡^k3ø	(NR, NR)	01/15/15	0.000	—
4,500	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(B-, B3)	06/15/21	7.625	4,916,250
500	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 04/01/15 @ 103.63)	(B+, B3)	04/01/19	7.250	521,250
1,250	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B+, B3)	04/01/21	7.500	1,329,687
1,500	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 12/15/17 @ 103.31)	(B-, Caa1)	12/15/22	6.625	1,545,000
700	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/17 @ 103.88)	(B-, Caa2)	06/01/21	7.750	696,500
1,500	Windstream Corp., Global Company Guaranteed Notes (Callable 03/02/15 @ 104.06)	(B, B1)	09/01/18	8.125	1,565,250

					12,553,937

Telecom - Wireless (1.8%)
1,600	Sprint Corp., Global Company Guaranteed Notes	(BB-, B2)	06/15/24	7.125	1,564,000
3,575	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 09/01/19 @ 103.19)	(BB, Ba3)	03/01/25	6.375	3,646,500

					5,210,500

Telecommunications Equipment (2.8%)
2,450	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ 103.50)‡	(B, B1)	04/01/19	7.000	2,391,813
4,195	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 03/02/15 @ 104.75)‡	(BB+, Ba1)	12/01/16	9.500	4,415,237
1,175	CDW Finance Corp., Company Guaranteed Notes (Callable 06/01/24 @ 100.00)	(B+, B3)	12/01/24	5.500	1,186,750

					7,993,800

Theaters & Entertainment (2.9%)
1,600	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 02/15/17 @ 104.41)	(B-, B3)	02/15/22	5.875	1,644,000
2,075	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(B-, B3)	12/01/20	9.750	2,266,937
1,000	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	1,020,000
3,074	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	3,269,814

					8,200,751

Transportation - Excluding Air/Rail (0.8%)
600	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 01/15/17 @ 105.53)‡	(BB-, B1)	01/15/22	7.375	537,000
2,000	Teekay Offshore Finance Corp., Global Senior Unsecured Notes	(NR, NR)	07/30/19	6.000	1,807,500

					2,344,500

TOTAL CORPORATE BONDS (Cost $362,847,818)					343,431,984

BANK LOANS (24.1%)
Aerospace & Defense (0.5%)
1,500	LM U.S. Corp. Acquisition, Inc.#	(CCC, Caa2)	01/25/21	8.250	1,456,875

Auto Parts & Equipment (0.6%)
1,750	Jason, Inc.#	(CCC+, Caa1)	06/30/22	9.000	1,627,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Beverages (0.8%)
$2,500	The Winebow Group, Inc.#	(CCC+, Caa1)	12/31/21	8.500	$2,418,750

Building Materials (0.9%)
2,494	Panolam Industries International, Inc.#	(BB-, B2)	08/23/17	7.500	2,465,663

Chemicals (3.1%)
2,441	Ascend Performance Materials LLC#	(B, B2)	04/10/18	6.750	2,111,615
1,750	AZ Chem U.S., Inc.#	(B-, B1)	06/12/22	7.500	1,712,086
2,978	Ravago Holdings America, Inc.#	(BB+, B2)	12/20/20	5.500	2,975,639
2,000	Royal Adhesives and Sealants LLC#	(CCC+, Caa2)	01/31/19	9.750	2,022,500

					8,821,840

Diversified Capital Goods (0.7%)
1,870	Dynacast International LLC#	(B-, Caa1)	01/12/23	9.500	1,872,338

Energy - Exploration & Production (0.5%)
1,750	Chief Exploration & Development LLC#	(NR, NR)	05/12/21	7.500	1,542,914

Food - Wholesale (0.5%)
1,500	Del Monte Foods, Inc.#	(CCC+, Caa1)	08/18/21	8.250	1,299,998

Gaming (0.5%)
1,500	CBAC Borrower LLC#	(B-, B3)	07/02/20	8.250	1,483,125

Health Services (0.6%)
1,750	Phillips-Medisize Corp.#	(CCC+, Caa2)	06/16/22	8.250	1,719,375

Insurance Brokerage (0.3%)
998	AssuredPartners Capital, Inc.#	(CCC+, Caa2)	04/02/22	7.750	965,081

Investments & Misc. Financial Services (1.5%)
1,500	Ascensus, Inc.#	(CCC+, Caa1)	12/02/20	9.000	1,492,500
975	Liquidnet Holdings, Inc.#	(B, B3)	05/22/19	7.750	936,000
2,000	Mergermarket U.S.A., Inc.#	(CCC+, Caa2)	02/04/22	7.500	1,875,000

					4,303,500

Machinery (0.8%)
2,250	CPM Acquisition Corp.#	(B, Caa1)	03/01/18	10.250	2,261,250

Media Content (0.4%)
1,000	DLG Acquisitions Ltd.€#	(B-, Caa2)	06/30/22	8.250	1,114,345

Medical Products (0.4%)
1,000	Ikaria, Inc.#	(CCC, Caa1)	02/14/22	8.750	1,005,000

Oil Field Equipment & Services (0.5%)
2,000	Shelf Drilling Holdings Ltd.#	(B+, B1)	10/08/18	10.000	1,435,000

Oil Refining & Marketing (1.0%)
2,977	Philadelphia Energy Solutions LLC#	(BB-, B1)	04/04/18	6.250	2,709,318

Printing & Publishing (0.4%)
1,078	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/17	5.505	1,080,635

Recreation & Travel (1.7%)
1,980	Abercrombie & Kent U.S. Group Holdings, Inc.[k]#	(NR, NR)	12/09/18	5.000	1,851,300
3,000	New York Wheel Owner LLC^[k]#	(NR, NR)	06/05/20	9.250	2,940,000

					4,791,300

Software - Services (1.9%)
2,978	Intralinks, Inc.[k]#	(BB, B2)	02/21/19	7.250	2,955,169
2,500	Landslide Holdings, Inc.#	(CCC+, Caa1)	02/25/21	8.250	2,375,000

					5,330,169

Specialty Retail (0.9%)
2,500	BJ’s Wholesale Club, Inc.#	(CCC, Caa2)	03/26/20	8.500	2,459,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Support - Services (0.5%)
$1,485	RedTop Luxembourg Sarl#	(CCC+, B3)	06/03/21	8.250	$1,488,713

Telecom - Integrated/Services (0.7%)
2,000	Omnitracs, Inc.#	(CCC+, Caa1)	05/25/21	8.750	1,950,000

Telecom - Wireless (0.5%)
1,578	Maritime Telecommunications Network, Inc.#	(B+, NR)	03/04/16	7.500	1,538,568

Theaters & Entertainment (2.7%)
2,000	CKX, Inc.#	(B+, B2)	06/21/17	9.000	1,450,000
3,000	Metro-Goldwyn-Mayer, Inc.#	(B+, Ba3)	06/26/20	5.125	2,981,250
3,326	Tech Finance & Co. S.C.A.#	(B+, B2)	07/10/20	5.500	3,328,886

					7,760,136

Transport Infrastructure/Services (0.5%)
1,360	PODS Enterprises, Inc.#	(CCC+, Caa1)	01/08/23	9.250	1,369,071

Transportation - Excluding Air/Rail (0.7%)
796	OSG Bulk Ships, Inc.#	(BB-, B1)	08/05/19	5.250	789,035
1,194	OSG International, Inc.#	(BB-, B1)	08/05/19	5.750	1,186,537

					1,975,572

TOTAL BANK LOANS (Cost $70,411,867)					68,245,411

Number of Shares
COMMON STOCKS (0.2%)
Building & Construction (0.1%)
22,800	Ashton Woods U.S.A. LLC, Class B^[k]*				297,996

Building Materials (0.0%)
619	Dayton Superior Corp.^[k]*				—

Chemicals (0.0%)
4,893	Huntsman Corp.[k]				107,450

Gaming (0.0%)
55,100	Majestic Holdco LLC^[k]*				23,418

Media Content (0.1%)
43,413	Cumulus Media, Inc., Class A*				151,077

TOTAL COMMON STOCKS (Cost $398,239)					579,941

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp.^[k]* (Cost $250,835)				—

SHORT-TERM INVESTMENTS (5.4%)
10,204,793	State Street Navigator Prime Portfolio, 0.17%§§				10,204,793

Par (000)			Maturity	Rate%
$5,024	State Street Bank and Trust Co. Euro Time Deposit		02/02/15	0.010	5,024,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,228,793)					15,228,793

TOTAL INVESTMENTS AT VALUE (151.1%) (Cost $449,137,552)					427,486,129

LIABILITIES IN EXCESS OF OTHER ASSETS (-51.1%)					(144,535,479)

NET ASSETS (100.0%)					$282,950,650

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities amounted to a value of $156,321,001 or 55.2% of net assets.

[1]	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
¿	Par value of security held is less than 1,000.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
[k]	Illiquid security.
§	Security or portion thereof is out on loan.
£	This security is denominated in British Pound.
€	This security is denominated in Euro.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2015.
[2]

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

[3]	Zero-coupon security.
ø	Bond is currently in default.
*	Non-income producing security.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2015.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
USD	8,146,299	EUR	6,903,000	04/15/15	Morgan Stanley	$(8,146,299)	$(7,794,578)	$351,721
USD	6,757,317	GBP	4,463,000	04/15/15	Morgan Stanley	(6,757,317)	(6,699,731)	57,586

								$409,307

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

—	Level 1–quoted prices in active markets for identical investments
—	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$343,428,392	$3,592		$343,431,984
Bank Loans	—	62,004,111	6,241,300		68,245,411
Common Stocks	258,527	—	321,414		579,941
Preferred Stocks	—	—	—	[1]	—	[1]
Short-term Investments	—	15,228,793	—		15,228,793

	$258,527	$420,661,296	$6,566,306		$427,486,129

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$409,307	$—		$409,307

[1]	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on Forward Foreign Currency Contracts.

The following is a reconciliation of investments as of January 31, 2015 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stock	Total
Balance as of October 31, 2014	$3,592	$4,766,200	$350,246	$—	$5,120,038
Accrued discounts (premiums)	—	4,311	—	—	4,311
Purchases	—	—	—	—	—
Sales	—	(5,000)	—	—	(5,000)
Realized gain (loss)	—	216	—	—	216
Change in unrealized appreciation (depreciation)	—	25,573	(28,832)	—	(3,259)
Transfers into Level 3	—	1,450,000	—	—	1,450,000
Transfers out of Level 3	—	—	—	—	—

Balance as of January 31, 2015	$3,592	$6,241,300	$321,414	$—	$6,566,306

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2015	$—	$25,058	$(28,832)	$—	$(3,774)

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2015 there were no transfers in and out of Level 1 and Level 2, but there were $1,450,000 transferred out from Level 2 to Level 3, due to lack of observable market data because of decrease in market activity. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/ John G. Popp

Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp

Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 23, 2015

/s/ Bruce S. Rosenberg

Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	March 23, 2015